Basis of Presentation and General Information:	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited Partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18 2013, the Partnership successfully completed its initial public offering (the “IPO”) on the NASDAQ Global Select Market, whereas, on December 29, 2014, the Partnership's common units ceased trading on NASDAQ and, on December 30, 2014, commenced trading on the New York Stock Exchange (NYSE).

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification liquefied natural gas (“LNG”) carrier vessels and is the sole owner of all outstanding shares or units of the following subsidiaries as of June 30, 2016:

Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Vessel Name	Delivery Date to Partnership	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	December 2015	2013	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Purpose of incorporation
Quinta Group Corp. (“Quinta”)	Nevis	Holding company that owns all of the outstanding capital stock of Pegasus.
Pelta Holdings S.A. (“Pelta”)	Nevis	Holding company that owns all of the outstanding capital stock of Lance.
Dynagas Equity Holding Limited (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding capital stock of Quinta, Pelta, Seacrown, Fareastern, Navajo, Solana and Arctic LNG.
Dynagas Operating GP LLC. (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company, in which the Partnership holds 100% membership interests and that has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP. ("Dynagas Operating")	Marshall Islands	Limited partnership in which the Partnership holds 100% percentage interests.
Dynagas Finance Inc. (“Dynagas Finance”)	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG Carriers Ltd. (“Arctic LNG”)	Marshall Islands	Wholly owned subsidiary of Dynagas Equity that currently has no operations in place nor is it engaged in any other activities.

The technical, administrative and commercial management of the Partnership's fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by Mr. George Prokopiou, the Partnership's Chairman of the Board of Directors (Note 3(a)).

As of June 30, 2016, Dynagas Holding Ltd. (“Dynagas Holding” or the “Sponsor”), an entity beneficially owned by Mr. George Prokopiou, the Partnership's Chairman and major unitholder, and his close family members, held 44.0% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units, which, generally, have no voting rights), including the 0.1% General Partner interest retained by it, as the General Partner is as well owned and controlled by the Partnership's Sponsor.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission (or “SEC”) for interim financial reporting. The unaudited interim consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries, referred to above. All intercompany balances and transactions have been eliminated upon consolidation.

These financial statements and accompanying notes should be read in conjunction with the Partnership's audited consolidated financial statements for the year ended December 31, 2015 and footnotes thereto included in its Annual Report on Form 20-F, filed with the SEC on April 18, 2016. In the opinion of the Partnership's management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of financial position, operating results and cash flows have been included in the financial statements for the periods presented.  Interim results are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.